Earnings Per Common Share (Computation of Basic and Diluted Earnings Per Common Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Net income (loss):
Net income attributable to MHFG common shareholders	¥ 1,158,031	¥ 593,393	¥ 912,473
Effect of dilutive securities
Effect of dilutive securities	0	0	0
Net income attributable to common shareholders after assumed conversions	¥ 1,158,031	¥ 593,393	¥ 912,473
Shares:
Weighted average common shares outstanding	2,484,190	2,529,903	2,536,775
Effect of dilutive securities:
Stock options and the common shares of MHFG under the stock compensation programs	392	379	325
Weighted average common shares after assumed conversions	2,484,581	2,530,282	2,537,100
Earnings per common share:
Basic net income per common share	¥ 466.16	¥ 234.55	¥ 359.7
Diluted net income per common share	¥ 466.09	¥ 234.52	¥ 359.65